[logo] PIONEER Investments(R)




March 6, 2017



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549


Re:       Pioneer Series Trust VI (the "Trust")
          (File Nos. 333-138560 and 811-21978)
          CIK No. 0001380192


Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses for Pioneer Floating Rate Fund and Pioneer Flexible Opportunities Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 31 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on February 28, 2017 (Accession No. 0001380192-17-000002).

If you have any questions or comments concerning the foregoing certification, please contact me at (919) 397-0939.


Very truly yours,




/s/ Kathleen H. Alexander
-------------------------
Kathleen H. Alexander
Senior Legal Product Manager


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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